BONDS PAYABLE	12 Months Ended
Dec. 31, 2021
Disclosure Of Bonds Payable [Abstract]
BONDS PAYABLE

19.     BONDS PAYABLE

Prior to December 31, 2019, the Company issued a total of 19,543 bonds at a price of $100 each for gross proceeds of $1,954,300. The bonds are secured against all present and after-acquired personal property of the Company, incur interest at a rate of 10% paid monthly, and mature September 21, 2021. During the year ended December 31, 2021, the Company repaid 1,707 (2020 - nil) bonds through cash payments totaling $170,700 (2020 - $nil)

On October 20, 2021, the Company issued 72 Class B Units for aggregate proceeds of $7,200. Each Class B Unit consisted of one Class B Bond and 50 Class A Common Shares of the Company. The Class B Bonds are secured against all present and after-acquired personal property of the Company, incur interest at a rate of 10% payable monthly, and mature on September 30, 2023. The $7,200 proceeds for the Class B Units were allocated to the 3,600 Class A Common Shares for $696 and the 72 Class B Bonds for $6,504. In connection with the issuance of the Units, the Company issued 4,267 Agent Warrants and paid a cash commission of $576. The Agent Warrants are exercisable at a price of $0.125 per share for a period of 36 months from the date of issuance. The 4,267 Agent Warrants were issued on October 19, 2021 with a fair value of $372 as calculated using the Black-Scholes option pricing model. The total debt financing costs of $948 were allocated to the Class B Bonds as debt issuance costs for $856, which will be amortized over the term of the Bonds at the effective interest rate and to the issuance of 3,600 Class A Common Shares for $92, which were recognized as share issuance costs

On November 16, 2021, the Company issued 37 Class A Units and 437 Class B Units for aggregate proceeds of $3,700 and $43,700, respectively. Each Class A Unit consisted of one Class A Bond and 25 Class A Common Shares of the Company. Each Class B Unit consisted of one Class B Bond and 50 Class A Common Shares of the Company. The Class A Bonds are secured against all present and after-acquired personal property of the Company, incur interest at a rate of 10% payable monthly, and mature on September 30, 2022. The Class B Bonds are secured against all present and after-acquired personal property of the Company, incur interest at a rate of 10% payable monthly, and mature on September 30, 2023. The $3,700 proceeds for the Class A Units were allocated to the 925 Class A Common Shares for $174 and the 37 Class A Bonds for $3,526. The $43,700 proceeds for the Class B Units were allocated to the 21,850 Class A Common Shares for $4,085 and the 437 Class B Bonds for $39,615. In connection with the issuance of the Units, the Company issued 36,114 Agent Warrants and paid a cash commission of $3,681. The Agent Warrants are exercisable at a price of $0.105 per Share for a period of 36 months from the date of issuance. The 36,114 Agent Warrants were issued on November 16, 2021 with a fair value of $2,260 as calculated using the Black-Scholes option pricing model. The total debt financing costs of $5,941 were allocated to the Class A Bonds as debt issuance costs for $344, which will be amortized over the term of the Bonds at the effective interest rate, to the Class B Bonds as debt issuance costs for $5,061, which will be amortized over the term of the Bonds at the effective interest rate, and to the issuance of 22,775 Class A Common Shares for $536, which were recognized as share issuance costs.

On December 14, 2021, the Company issued 167 Class A Units and 786 Class B Units for aggregate proceeds of $16,700 and $78,600, respectively. Each Class A Units consisted of one Class A Bond and 25 Class A Common Shares of the Company. Each Class B Units consisted of one Class B Bond and 50 Class A Common Shares of the Company. The Class A Bonds are secured against all present and after-acquired personal property of the Company, incur interest at a rate of 10% payable monthly, and mature on September 30, 2022. The Class B Bonds are secured against all present and after-acquired personal property of the Company, incur interest at a rate of 10% payable monthly, and mature on September 30, 2023. The $16,700 proceeds for the Class A Units were allocated to the 4,175 Class A Common Shares for $719 and the 167 Class A Bonds for $15,981. The $78,600 proceeds for the Class B Units were allocated to the 39,300 Class A Common Shares for $7,086 and the 786 Class B Bonds for $71,514. In connection with the issuance of the Units, the Company issued 80,253 Agent Warrants and paid a cash commission of $7,123. The Agent Warrants are exercisable at a price of $0.095 per Share for a period of 36 months from the date of issuance. The 80,252 Agent Warrants were issued on December 14, 2021 with a fair value of $3,816 as calculated using the Black-Scholes option pricing model. The total debt financing costs of $10,939 were allocated to the Class A Bonds as debt issuance costs for $1,439, which will be amortized over the term of the Bonds at the effective interest rate, to the Class B Bonds as debt issuance costs for $8,586, which will be amortized over the term of the Bonds at the effective interest rate, and to the issuance of 43,475 Class A Common Shares for $914, which were recognized as share issuance costs.

The fair value of the share purchase warrants were calculated using the Black-Scholes model using the following weighted average assumptions:

	2021	2020
Share price at date of grant	$0.074	-
Exercise price	$0.099	-
Expected life	3 years	-
Expected volatility	134.05%	-
Risk free interest rate	1.05%	-
Expected dividend yield	0%	-
Expected forfeiture rate	0%	-

The fair value of the equity portion relating to the common shares, cash debt issuance costs and fair value of the share purchase warrants were applied against the carrying value of the bonds. During the year ended December 31, 2021, the Company recorded an amortization expense related to the debt issuance costs of $72,673 (2020 - $95,399) reducing the total discount to $27,922 (2020 - $71,549).

As at December 31, 2021, the carrying value of the bonds are $1,905,577 (2020 - $1,882,750). During the year ended December 31, 2021, the Company has incurred interest expense of $192,188 (2020 - $195,973) on the bonds payable, of which $30,324 (2020 - $nil) remains payable and has been recorded within interest payable on the consolidated statement of financial position.